Cover	Nov. 08, 2023
Cover [Abstract]
Entity Registrant Name	Blue Dolphin Energy Company
Entity Central Index Key	0000793306
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 08, 2023
Entity File Number	0-15905
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	73-1268729
Entity Address Address Line 1	801 Travis Street
Entity Address Address Line 2	Suite 2100
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77002
City Area Code	713
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	568-4725
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	BDCO